Cash and cash equivalents and Restricted cash	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.       Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2021	2020
Cash on hand	25	13
Cash at banks	45,188	19,024
Total	45,213	19,037

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2021 and 2020, was $45,213 and $19,037, respectively. In addition, as at December 31, 2020, the Company had available undrawn amount of $14,200 under the facility with Firment. The facility with Firment expired on October 31, 2021 (note 11).

As at December 31, 2021 and 2020, the Company had pledged an amount of $5,224 and $2,066, respectively, in order to fulfil collateral requirements. The fair value of the restricted cash as at December 31, 2021 was $5,224, $3,576 included in non-current assets and $1,648 included in current assets. The fair value of the restricted cash as at December 31, 2020 was $2,066, $1,250 included in non-current assets and $816 included in current assets as at December 31, 2020. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.